Lease Obligations (Details) - Schedule of future minimum rental payments under noncancelable operating lease arrangements $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Future Minimum Rental Payments under Noncancelable Operating Lease Arrangements [Abstract]
2023	$ 17,996
2024	16,887
2025	16,538
2026	14,307
2027	14,593
Thereafter	19,685
Total minimum payments	100,006
Less: Imputed interest	10,903
Present value of lease liabilities	$ 89,103